UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported) February 1, 2024

Exact name of securitizer as specified in its charter: Cantor Commercial Real Estate Lending, L.P.

Commission File Number of securitizer: 025-01219

Central Index Key Number of securitizer: 0001558761

John Jones, (212) 294-7933

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
CCUBS Commercial Mortgage Trust 2017-C1, Commercial Mortgage Pass-Through Certificates, Series 2017-C1 (CIK # 0001720748)	X	Cantor Commercial Real Estate Lending, L.P.	24	$417,919,094	60.0%	1	$21,703,572.97	3.75%	0	0.00	0.00	0	0.00	0.00	1	21,703,572.97	3.75%	0	0.00	0.00	0	0.00	0.00
		Citi Real Estate Funding Inc.	7	$189,450,000	27.2%	0	0.00	0	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		UBS AG, New York Branch	6	$89,377,027	12.8%	0	0.00	0	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			37	$696,746,122	100%	1	$21,703,572.97	3.75%	0	0.00	0.00	0	0.00	0.00	1	$21,703,572.97	3.75%	0	0.00	0.00	0	0.00	0.00
Total by Asset Class			37	$696,746,122	100%	1	$21,703,572.97	3.75%	0	0.00	0.00	0	0.00	0.00	1	$21,703,572.97	3.75%	0	0.00	0.00	0	0.00	0.00

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 1, 2024	CANTOR COMMERCIAL REAL ESTATE LENDING, L.P.

	By:	/s/ James Buccola
Name: James Buccola Title: Executive Managing Director (senior officer in charge of securitization)